SEGMENT INFORMATION (Schedule of Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 42,106	$ 42,762
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	22,617	19,927
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 19,489	$ 22,835